Offsets	Aug. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	EuroDry Ltd.
Form or Filing Type	F-3
File Number	333-273254
Initial Filing Date	Jul. 14, 2023
Fee Offset Claimed	$ 22,040.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	(1)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Termination / Withdrawal Statement	(1) EuroDry Ltd. previously filed a Registration Statement on Form F-3 with the Securities and Exchange Commission on May 13, 2020 (File No. 333-238235), which was declared effective on May 20, 2020 (2020 Registration Statement), that registered an aggregate of $200,000,000 of an indeterminate number of securities to be offered by EuroDry Ltd. from time to time. Of the $200,000,000 of securities registered on the 2020 Registration Statement, for which EuroDry Ltd. paid a filing fee of $25,960 in connection therewith. In 2023, $186,946,871 of the securities remain unsold, leaving $24,265 in previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the 2020 Registration Statement). In accordance with Rule 457(p) under the Securities Act, EuroDry Ltd. used $22,040 of the unused filing fees to offset the filing fee payable in connection the a Registration Statement on Form F-3 with the Securities and Exchange Commission on July 14, 2023 (File No. 333-273254), which was declared effective on July 27, 2023 (Prior Registration Statement), that registered an aggregate of $200,000,000 of an indeterminate number of securities to be offered by EuroDry Ltd. from time to time. Of the $200,000,000 of securities registered on the Prior Registration Statement for which EuroDry Ltd. paid a filing fee of $22,040 in connection therewith, $200,000,000 of the securities remain unsold, leaving $22,040 in previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). Pursuant to Rule 457(p) under the Securities Act, EuroDry Ltd. is offsetting the registration fee due under this registration statement by $22,040, which represents the portion of the registration fee previously paid with respect to $200,000,000 of unsold securities (the Unsold Offset Securities) previously registered on the Prior Registration Statement. The offering of the Unsold Offset Securities pursuant to the Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) has been completed or terminated. Accordingly, an additional registration fee of $5,580 is due to be paid at this time.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	EuroDry Ltd.
Form or Filing Type	F-3
File Number	333-238235
Filing Date	May 13, 2020
Fee Paid with Fee Offset Source	$ 25,960.00